Collaboration and License Agreements - Additional Information (Detail) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended				12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Servier [Member]	Dec. 31, 2012 Servier [Member]	Dec. 31, 2011 Servier [Member]	Sep. 30, 2013 Servier [Member] Second Right to Develop Collaboration [Member]	Dec. 31, 2012 Servier [Member] Second Right to Develop Collaboration [Member]	Sep. 30, 2013 Gilead [Member] Molecule	Sep. 30, 2013 Gilead [Member] Minimum [Member]	Sep. 30, 2013 Gilead [Member] Maximum [Member]	Sep. 30, 2013 Gilead [Member] Expired Option Agreement [Member] Molecule	Sep. 30, 2013 Gilead [Member] License Agreement Terms [Member] Molecule	Sep. 30, 2013 Gilead [Member] Option Agreement [Member] Program	Sep. 30, 2013 Boehringer [Member] Molecule Payments	Dec. 31, 2012 Boehringer [Member]	Dec. 31, 2011 Boehringer [Member]	Jan. 31, 2011 Boehringer [Member] Series D-2 Convertible Preferred Stock [Member]	Oct. 31, 2010 Pfizer [Member] Molecule	Sep. 30, 2013 Pfizer [Member] Program	Dec. 31, 2012 Pfizer [Member]	Dec. 31, 2011 Pfizer [Member]	Sep. 30, 2013 Green Cross [Member]	Dec. 31, 2012 Green Cross [Member]	Dec. 31, 2011 Green Cross [Member]	Oct. 28, 2010 Eli Lilly [Member]	May 31, 2010 Eli Lilly [Member]	May 31, 2008 Eli Lilly [Member]	Sep. 30, 2013 Eli Lilly [Member]	Dec. 31, 2012 Eli Lilly [Member]	Dec. 31, 2011 Eli Lilly [Member]
License And Collaboration Agreements [Line Items]
Collaboration agreement date				November 2011			September 2012		January 2013						October 2010				October 2010				June 2010						October 2007
Non-refundable upfront payment				$ 20,000,000			$ 20,000,000		$ 7,500,000						$ 15,000,000				$ 5,000,000	$ 5,000,000			$ 1,000,000						$ 41,000,000
Additional license grant fees				30,000,000			65,000,000		7,500,000
Clinical milestone payments				47,000,000			98,000,000								41,000,000
Regulatory milestone payments				140,000,000			300,000,000								89,000,000
Sales milestone payments				208,000,000			630,000,000								83,000,000					195,000,000
Expected period of development				27 months			29 months		21 months
Recognized revenue under agreement				18,900,000	9,100,000	900,000	6,500,000	2,000,000	5,900,000						6,900,000	11,700,000	8,900,000			3,200,000	5,500,000	5,200,000	75,000	100,000	100,000				673,927	31,200,000	30,900,000
Milestone payment				10,000,000												2,000,000					500,000						5,000,000	50,000,000
Deferred revenue				3,100,000	10,000,000		11,600,000	18,000,000							10,300,000	14,000,000							675,000	750,000
Deferred revenue included in current liabilities	31,652,533	21,298,318	24,123,176		9,100,000		8,600,000	8,600,000	4,400,000						5,000,000	5,000,000				58,000	1,300,000		100,000	100,000
Deferred revenue included in long-term liabilities	23,237,075	8,812,342	19,956,343		900,000		3,000,000	9,400,000							5,300,000	9,000,000							575,000	650,000
Clinical milestone payments under agreement							5,000,000			20,000,000	25,000,000									17,000,000			4,500,000
Commercialization of molecules									4			1	1	2	10				2
Additional clinical, regulatory and sales milestone payments										240,000,000	250,000,000
Receivables	3,397,869	2,281,282	2,046,219						1,100,000						246,375	355,568	146,150			501,794	896,285	936,010							244,542	558,516	351,357
Number of annual maintenance payments received															2
Received including upfront, annual maintenance and milestone payment															39,000,000
Preferred Stock purchased	$ 12,014,815																	$ 10,000,000
Research obligation completion date															2015-09					2014-01
Period of agreement																			3 years
DART program																				1
Term of the agreement																							2020-06
Review of clinical data																										1 year